Cash and Cash Equivalents - Summary of Cash and Cash Equivalent (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash and cash equivalents [abstract]
Cash and bank deposits	$ 1,220	$ 1,840
Deposits with financial institutions	261	465
Cash and cash equivalents	$ 1,481	$ 2,305	$ 3,380	$ 2,465